BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
BASIC AND DILUTED EARNINGS PER SHARE
Schedule of profit attributable to ordinary shareholders of the Company (diluted)

	2017	2018	2019
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	51,244	61,618	57,465
After tax effect of employee share option scheme of Shanghai Petrochemical	(2)	—	—
Net income attributable to ordinary owners of the Company (diluted)	51,242	61,618	57,465

Schedule of weighted average number of shares (diluted)

	2017	2018	2019
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as of December 31	121,071,209,646	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) as of December 31	121,071,209,646	121,071,209,646	121,071,209,646